Assets Pledged as Collateral or for Security - Summary of Assets Pledged as Collateral or for Security (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Assets Pledged As Collateral or For Security [abstract]
Inventories related to real estate business	$ 2,717,813	$ 82,885	$ 2,583,372
Trade receivables	391,030	11,925	0
Property, plant and equipment	913	28	67,958
Investment properties	18,932,469	577,385	18,915,931
Other financial assets (including current and non-current)	514,087	15,679	470,420
Total	$ 22,556,312	$ 687,902	$ 22,037,681